UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08346

Morgan Stanley Eastern Europe Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	December 31, 2011

Date of reporting period:	September 30, 2011

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Eastern Europe Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (93.5%)
Czech Republic (10.9%)
Commercial Banks
Komercni Banka AS	11,100	$2,069

Diversified Telecommunication Services
Telefonica Czech Republic AS	59,100	1,261

Electric Utilities
CEZ AS	61,300	2,362

Textiles, Apparel & Luxury Goods
Pegas Nonwovens SA	49,400	1,159
		6,851
Hungary (4.1%)
Oil, Gas & Consumable Fuels
MOL Hungarian Oil and Gas PLC (a)	14,361	968

Pharmaceuticals
Richter Gedeon Nyrt	11,915	1,624
		2,592
Poland (25.1%)
Beverages
Central European Distribution Corp. (a)(b)	167,097	1,172

Commercial Banks
Bank Pekao SA	46,812	1,868

Diversified Telecommunication Services
Netia SA (a)	670,465	1,000
Telekomunikacja Polska SA	528,727	2,754
		3,754
Food & Staples Retailing
Eurocash SA	208,260	1,471
Jeronimo Martins SGPS SA	184,543	2,875
		4,346
Insurance
Powszechny Zaklad Ubezpieczen SA	6,572	621

Media
TVN SA	272,839	1,172

Oil, Gas & Consumable Fuels
Polski Koncern Naftowy Orlen SA (a)	95,899	1,049

Textiles, Apparel & Luxury Goods
LPP SA	3,043	1,771

	Shares	Value (000)
		$15,753
Russia (53.4%)
Beverages
Synergy Co. (a)	22,898	416

Commercial Banks
Sberbank of Russian Federation	2,549,182	5,514

Energy Equipment & Services
Eurasia Drilling Co., Ltd. GDR	66,042	1,202

Food & Staples Retailing
X5 Retail Group N.V. GDR (a)	38,498	1,057

Food Products
O’Key Group SA GDR (c)	334,007	2,121

Health Care Providers & Services
Protek (a)	437,851	286

Internet Software & Services
Yandex N.V., Class A (a)(b)	70,386	1,436

Oil, Gas & Consumable Fuels
Gazprom OAO ADR	191,044	1,827
Lukoil OAO ADR	187,812	9,455
Rosneft Oil Co. GDR	673,400	3,923
TNK-BP Holding	730,088	1,776
		16,981
Road & Rail
Globaltrans Investment PLC GDR	101,656	1,374

Wireless Telecommunication Services
Mail.ru Group Ltd. GDR (a)(c)	65,400	1,910
Mobile Telesystems OJSC ADR	97,327	1,197
		3,107
		33,494
Total Common Stocks (Cost $68,731)		58,690

Short-Term Investments (10.6%)
Securities held as Collateral on Loaned Securities (4.4%)
Investment Company (4.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d)	2,545,949	2,546

	Face Amount (000)	Value (000)
Repurchase Agreements (0.3%)
Merrill Lynch & Co., Inc., (0.10%, dated 9/30/11, due 10/3/11; proceeds $66; fully collateralized by a U.S. Government Agency; Government National Mortgage Association 4.00% due 5/16/38; valued at $67)	$66	$66
Nomura Holdings, Inc., (0.14%, dated 9/30/11, due 10/3/11; proceeds $136; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% due 7/1/26; Federal National Mortgage Association 3.00% due 1/1/26; valued at $139)	136	136
		202
Total Securities held as Collateral on Loaned Securities (Cost $2,748)		2,748

	Shares
Investment Company (6.2%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $3,889)	3,888,926	3,889
Total Short-Term Investments (Cost $6,637)		6,637
Total Investments (104.1%) (Cost $75,368) Including $2,487 of Securities Loaned (e)+		65,327
Liabilities in Excess of Other Assets (-4.1%)		(2,569)
Net Assets (100.0%)		$62,758

(a)	Non-income producing security.
(b)

The value of loaned securities and related collateral outstanding at September 30, 2011 were approximately $2,487,000 and $2,748,000, respectively. The Portfolio received cash collateral of approximately $2,748,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of September 30, 2011, there was uninvested cash of less than $500 which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.

(e)

The approximate market value and percentage of net assets, $54,885,000 and 87.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At September 30, 2011, the U.S. Federal income tax cost basis of investments was approximately $75,368,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $10,041,000 of which approximately $3,006,000 related to appreciated securities and approximately $13,047,000 related to depreciated securities.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2011. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$1,172	$416	$—	$1,588
Commercial Banks	—	9,451	—	9,451
Diversified Telecommunication Services	—	5,015	—	5,015
Electric Utilities	—	2,362	—	2,362
Energy Equipment & Services	—	1,202	—	1,202
Food & Staples Retailing	—	5,403	—	5,403
Food Products	—	2,121	—	2,121
Health Care Providers & Services	—	286	—	286
Insurance	—	621	—	621
Internet Software & Services	1,436	—	—	1,436
Media	—	1,172	—	1,172
Oil, Gas & Consumable Fuels	—	18,998	—	18,998
Pharmaceuticals	—	1,624	—	1,624
Road & Rail	—	1,374	—	1,374
Textiles, Apparel & Luxury Goods	—	2,930	—	2,930
Wireless Telecommunication Services	1,197	1,910	—	3,107
Total Common Stocks	3,805	54,885	—	58,690
Short-Term Investments
Investment Company	6,435	—	—	6,435
Repurchase Agreements	—	202	—	202
Total Short-Term Investments	6,435	202		6,637
Total Assets	$10,240	$55,087	$—	$65,327

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2011, securities with a total value of approximately $38,737,000 transferred from Level 1 to Level 2. At September 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Morgan Stanley Eastern Europe Fund, Inc.

Notes to the Portfolio of Investments • September 30, 2011 (unaudited)

Security Valuation: Securities listed on a foreign exchange are valued at their closing price except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions  in determining the fair value of investments.  Factors considered in making this  determination may include, but are not limited to, information obtained by contacting  the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities),  analysis of the issuer’s financial statements or other available documents and, if  necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Eastern Europe Fund, Inc.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
November 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
November 17, 2011

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 17, 2011